Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 1,317	$ 1,414
Precious metals	2,731	1,815
Brokers' client accounts	9,153	5,471
Current tax receivable	2,201	3,542
Other prepayments	557	745
Derivative collateral receivable	4,950	6,185
Accounts receivable	519	759
Other	1,533	717
Total	23,208	20,823
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 19)	$ 247	$ 175